Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of ROU assets and operating lease liabilities
(in thousands)	Six Months Ended June 30, 2022
Operating cash outflows for operating leases	$1,346
Weighted average remaining lease term (in years)	8.9
Weighted average discount rate	5.0%

Schedule of future lease payments
(in thousands)
Remainder of 2022	$602
2023	625
2024	609
2025	589
2026	533
2027	546
Thereafter	2,576
Total future lease payments	6,080
Less portion representing imputed interest	(1,205)
Total operating lease liabilities	$4,875